Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2023
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2023 and 2022.

	At March 31,
	2023	2022

	(In millions)
Loan commitments	¥79,068,816	¥73,246,384
Financial guarantees and other credit-related contingent liabilities	13,693,772	11,722,240

Total	¥92,762,588	¥84,968,624